Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Trade receivables (net of bad debt provision)	£ 8,062.2	£ 7,889.7
Work in progress	366.5	401.1
VAT and sales taxes recoverable	264.2	202.3
Prepayments	287.3	298.3
Accrued income	3,541.2	3,205.8
Fair value of derivatives	1.3	1.0
Other debtors	578.8	532.5
Trade and other receivables	£ 13,101.5	£ 12,530.7	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.